STOCKHOLDERS EQUITY - Shares reserved for issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock reserved	105,587,420	318,920,020
Employee Stock Purchase Plan 2021
Class of Stock [Line Items]
Common stock reserved	4,876,326
Potential conversion of convertible preferred stock
Class of Stock [Line Items]
Common stock reserved		277,968,597
Potential exercise of stock options
Class of Stock [Line Items]
Common stock reserved	21,624,447	5,787,185
Potential redemption of public warrants in satisfaction of derivative liability
Class of Stock [Line Items]
Common stock reserved	11,039,957
Potential redemption of private warrants in satisfaction of derivative liability
Class of Stock [Line Items]
Common stock reserved	8,693,333
Potential share-based compensation | Stock Option and Grant Plan 2019
Class of Stock [Line Items]
Common stock reserved		35,164,238
Potential share-based compensation | Option Grant and Incentive Plan 2021
Class of Stock [Line Items]
Common stock reserved	59,353,357
Potential share-based compensation | Employee Stock Purchase Plan 2021
Class of Stock [Line Items]
Common stock reserved	4,876,326